Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	DREYFUS LAUREL TAX FREE MUNICIPAL FUNDS
Central Index Key	0000717341
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Nov. 01, 2014
Prospectus Date	Nov. 01, 2014
Dreyfus BASIC New York Municipal Money Market Fund | Dreyfus BASIC New York Municipal Money Market Fund
Risk/Return:
Trading Symbol	DNIXX